3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net loss	$ (5,124,215)	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Previously Reported
Net loss		(3,141,538)		(8,962,110)
Warrants issued for services		574,391		574,391
Error Correction
Net loss		103,944		103,944
Warrants issued for services		(103,944)		(103,944)
Restated
Net loss		(3,037,594)	(696,357)	(8,858,166)
Warrants issued for services		$ 470,447		$ 470,447